Long-Term US Government Bond Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg® Long-Term Treasury Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.59%	(7.23%)	0.02%
Bloomberg® U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Long-Term US Government Bond Portfolio
Prospectus [Line Items]
Average Annual Return, Percent	6.15%	(7.18%)	(0.19%)